Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	Jun. 30, 2017 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 2,585,220
Remainder of 2017	729,653
2018	1,102,859
2019	554,958
2020	$ 197,750
LNG
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels | vessel	8
Number of vessels with secured financing | vessel	5
LNG | LNG Carriers
Unrecorded Unconditional Purchase Obligation [Line Items]
Sale leaseback amount	$ 737,000
Consolidated LNG carrier newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,269,140
Remainder of 2017	480,774
2018	539,241
2019	249,125
2020	0
Equity-accounted joint ventures
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,316,080
Remainder of 2017	248,879
2018	563,618
2019	305,833
2020	197,750
Debt facility used to finance a portion of estimated fully built-up cost	$ 384,000